Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 14,655	$ 13,916
Operating expenses:
Operating costs	8,768	8,059
Depreciation and amortization	2,585	2,618
Restructuring, acquisition and other	324	185
Finance costs	849	881
Other expense	2	1
Income before income tax expense	2,127	2,172
Income tax expense	569	580
Net income for the year	$ 1,558	$ 1,592
Earnings per share:
Basic (in dollars per share)	$ 3.09	$ 3.15
Diluted (in dollars per share)	$ 3.07	$ 3.13